Contributed surplus	9 Months Ended
Sep. 30, 2024
Contributed surplus
Contributed surplus
15.	Contributed surplus:
Contributed surplus is comprised of share-based compensation and lender warrants.

(a)	Share-based compensation - stock options
Stock options granted under the Equity Incentive Plan are equity-settled. The fair value of the grant of the options is recognized as an expense in the condensed interim consolidated statements of comprehensive loss. The total amount to be expensed is determined by the fair value of the options granted. The total expense is recognized over the vesting period which is the period over which all of the service vesting conditions are satisfied. The vesting period is determined at the discretion of the Board and has ranged from immediate vesting to over three years.
The maximum number of Common Shares reserved for issuance, in the aggregate, under the Equity Incentive Plan is 10% of the aggregate number of Common Shares outstanding, provided that the maximum number of RSUs and PSUs shall not exceed 5% of the aggregate number of Common Shares outstanding. As at September 30, 2024, this represented 3,396,760 Common Shares (December 31, 2023 – 4,277,401).
As at September 30, 2024, 2,219,500 stock options are outstanding (December 31, 2023 – 1,704,500). The stock options have an expiry date of ten years from the applicable date of issue. The Company has not issued any RSUs or equity-settled PSUs under the Equity Incentive Plan.

	September 30, 2024		December 31, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding, beginning of period	1,704,500	$3.11	764,667	$8.15
Granted	575,000	0.10	1,313,000	0.63
Forfeited	(55,000)	(0.75)	(373,167)	(4.71)
Expired	(5,000)	(0.75)	—	—

Outstanding, end of period	2,219,500	$2.39	1,704,500	$3.11

The weighted average contractual life of the outstanding options as at September 30, 2024 was 7.71 years (December 31, 2023 – 7.89 years).
The total number of stock options exercisable as at September 30, 2024 was 1,277,749 (December 31, 2023 – 1,087,164).
During the three and nine months ended September 30, 2024, the Company recorded a total share-based compensation expense in respect of stock options of $51,923 and $111,110, respectively (three and nine months ended September 30, 2023 – $14,740 and $591,470, respectively).
As at September 30, 2024, the total compensation cost not yet recognized related to options granted is approximately $86,166 (December 31, 2023 – $183,312) and will be recognized over the remaining average vesting period of 1.10 years (December 31, 2023 – 1.03 years).
Under the terms of the Arrangement Agreement, each option (whether vested or unvested) outstanding immediately prior to the Effective Time will be, and will be deemed to be, surrendered for cancellation and transferred to the Company in consideration for the issuance by the Company of that number of Net Option Surrender Shares, if any, equal to, rounded down to the nearest whole share: (i) the number of Common Shares subject to such option immediately prior to the Effective Time minus (ii) the number of Common Shares that, when multiplied by the closing price of a Common Share on the OTCQB Market on the trading day immediately preceding the Effective Time, is equal to the aggregate exercise price of such option (and in the event that such number of Common Shares is negative, it will be deemed to be zero), and the holder of the option will be and will be deemed to be the holder of such number of Net Option Surrender Shares.

(b)	Greybrook Warrants
As consideration for the purchase of the February 2023 Greybrook Note, the Company issued 135,870 February 2023 Greybrook Warrants to Greybrook Health. Each February 2023 Greybrook Warrant is exercisable for one Common Share at an exercise price of $1.84, subject to customary anti-dilution adjustments. The February 2023 Greybrook Warrants will expire on February 28, 2028. Per ASC 815, the February 2023 Greybrook Warrants meet the applicable criteria to qualify for equity classification and therefore are included in contributed surplus. See note 10(a).
The fair value of the February 2023 Greybrook Warrants granted on February 28, 2023 was estimated to be $0.47 per warrant using the Black-Scholes option pricing model based on the following assumptions: volatility of 48.86% calculated based on a comparable company; remaining life of 5.0 years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 4.18%.
As consideration for the purchase of the August 2023 Greybrook Note issued on August 1, 2023, the Company issued 250,000 August 2023 Greybrook Warrants. Each August 2023 Greybrook Warrant is exercisable for one Common Share at an exercise price equal to 85% of the volume weighted average trading price of the Common Shares on the Nasdaq for the five trading days
immediately preceding the applicable exercise date, or if the Common Shares are not listed on any trading market at the time of exercise, a per share price based on fair market value, as determined by the Board, subject to customary anti-dilution adjustments, expiring on August 1, 2028. Per ASC 815, the August 2023 Greybrook Warrants meet the applicable criteria to qualify for equity classification and therefore are included in contributed surplus. See note 10(a).
Under the terms of the Arrangement Agreement, each Greybrook Warrant (whether vested or unvested) outstanding immediately prior to the Effective Time will be, and will be deemed to be, surrendered for cancellation and transferred to the Company in consideration for the issuance by the Company of that number of Common Shares (‘‘Net Warrant Surrender Shares’’), if any, equal to, rounded down to the nearest whole share: (i) the number of Common Shares subject to such Greybrook Warrant immediately prior to the Effective Time minus (ii) the number of Common Shares that, when multiplied by the closing price of a Common Share on the OTCQB Market on the trading day immediately preceding the Effective Time, is equal to the aggregate exercise price of such Greybrook Warrant (and in the event that such number of Common Shares is negative, it will be deemed to be zero), and the holder of the Greybrook Warrant will be and will be deemed to be the holder of such number of Net Warrant Surrender Shares.

The fair value of the August 2023 Greybrook Warrants granted on August 1, 2023 were valued at $19,728 using a closing share price of $0.50 per share and 85% of the volume weighted average trading price of the Common Shares five trading days
immediately preceding the exercise date of $0.49 per share.
The weighted average contractual life of the Greybrook Warrants as at September 30, 2024 was 3.7 years (December 31, 2023 – 4.4 years).
The total number of Greybrook Warrants exercisable as at September 30, 2024 was 385,870 (December 31, 2023 – 385,870).